Non-Current Financial Assets - Summary of Non-Current Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non financial assets.
Non-current financial assets	€ 3,012	€ 2,745	€ 2,711
Deposits [member]
Disclosure of non financial assets.
Non-current financial assets	577	824	716
Pledged securities [member]
Disclosure of non financial assets.
Non-current financial assets	1,102	611	611
Liquidity contract [member]
Disclosure of non financial assets.
Non-current financial assets	€ 1,333	€ 1,310	€ 1,384